Average Annual Total Returns			12 Months Ended	35 Months Ended	60 Months Ended	120 Months Ended	204 Months Ended	214 Months Ended	281 Months Ended	336 Months Ended
		Apr. 28, 2026	Dec. 31, 2025	Dec. 31, 2025 [18]	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [14]	Dec. 31, 2025 [10]	Dec. 31, 2025 [6]	Dec. 31, 2025 [1]
SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND CLASS A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(6.10%)		2.35%	3.68%				5.45%
Performance Inception Date		Jan. 09, 1998
SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2],[3]		(7.75%)		0.50%	1.96%				3.89%
SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2],[3]		(2.64%)		1.64%	2.62%				3.98%
SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND CLASS C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(2.56%)		2.73%					3.66%
Performance Inception Date		Mar. 15, 2016
SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(0.78%)		3.74%					5.95%
Performance Inception Date		May 01, 2020
SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND Institutional Shares | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent	[4]		17.88%		14.42%	14.82%				9.37%
SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND Institutional Shares | MSCI US REIT Index
Prospectus [Line Items]
Average Annual Return, Percent	[5]		2.94%		6.58%	5.71%				7.96%
SPIRIT OF AMERICA LARGE CAP VALUE FUND CLASS A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			11.58%		14.73%	13.59%			9.41%
Performance Inception Date		Aug. 01, 2002
SPIRIT OF AMERICA LARGE CAP VALUE FUND CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[7],[8]		9.43%		12.97%	12.13%			8.64%
SPIRIT OF AMERICA LARGE CAP VALUE FUND CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[7],[8]		8.35%		11.46%	10.91%			7.96%
SPIRIT OF AMERICA LARGE CAP VALUE FUND CLASS C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			15.95%		15.17%				13.90%
Performance Inception Date		Mar. 15, 2016
SPIRIT OF AMERICA LARGE CAP VALUE FUND Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			18.13%		16.33%				20.21%
Performance Inception Date		May 01, 2020
SPIRIT OF AMERICA LARGE CAP VALUE FUND Institutional Shares | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent	[9]		17.88%		14.42%	14.82%			11.23%
Spirit of America Municipal Tax Free Bond Fund Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(1.07%)		(0.68%)	1.13%		2.51%
Performance Inception Date		Feb. 29, 2008
Spirit of America Municipal Tax Free Bond Fund Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[11],[12]		(1.07%)		(0.69%)	1.12%		2.45%
Spirit of America Municipal Tax Free Bond Fund Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[11],[12]		0.59%		0.00%	1.46%		2.65%
Spirit of America Municipal Tax Free Bond Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			2.05%		(0.54%)			0.69%
Performance Inception Date		Mar. 15, 2016
Spirit of America Municipal Tax Free Bond Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			4.08%		0.45%			1.16%
Performance Inception Date		May 01, 2020
Spirit of America Municipal Tax Free Bond Fund Institutional Shares | Bloomberg Municipal Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[13]		4.25%		0.80%	2.34%		3.65%
Spirit of America Income Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			1.47%		0.86%	3.29%	5.46%
Performance Inception Date		Dec. 31, 2008
Spirit of America Income Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[15],[16]		(0.73%)		(1.13%)	1.48%	3.45%
Spirit of America Income Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[15],[16]		1.29%		0.03%	1.88%	3.52%
Spirit of America Income Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			4.71%		1.07%		2.89%
Performance Inception Date		Mar. 15, 2016
Spirit of America Income Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			6.74%		2.08%		3.54%
Performance Inception Date		May 01, 2020
Spirit of America Income Fund Institutional Shares | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[17]		7.30%		(0.36%)	2.01%	2.86%
Spirit of America Utilities Fund Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			7.96%	8.54%
Performance Inception Date		Jan. 31, 2023
Spirit of America Utilities Fund Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[19],[20]		7.63%	7.00%
Spirit of America Utilities Fund Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[19],[20]		4.95%	5.94%
Spirit of America Utilities Fund Class C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			12.72%	9.92%
Performance Inception Date		Jan. 31, 2023
Spirit of America Utilities Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			14.85%	11.03%
Performance Inception Date		Jan. 31, 2023
Spirit of America Utilities Fund Institutional Shares | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent	[21]		17.88%	21.19%
Spirit of America Utilities Fund Institutional Shares | S&P 500® Utilities Sector Index
Prospectus [Line Items]
Average Annual Return, Percent	[22]		16.04%	11.07%

[1]	Class A Shares of the Real Estate Fund commenced operations on January 9, 1998. Class C Shares of the Real Estate Fund commenced operations on March 15, 2016. Institutional Shares of the Real Estate Fund commenced operations on May 1, 2020.
[2]	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns shown are for Class A Shares and will vary from after-tax returns for Class C Shares and Institutional Shares to the extent that the classes do not have the same expenses and inception dates.
[4]	The Real Estate Fund does not intend to deliver similar risk characteristics to the S&P 500® Index which is a benchmark only for regulatory purposes. The S&P 500® Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. The Since Inception performance reported for the S&P 500® Index is reflective of the inception date of Class A Shares of the Real Estate Fund. A direct investment in an index is not possible.
[5]	The Morgan Stanley Capital International (“MSCI”) US REIT Index is an unmanaged index. The MSCI US REIT Index is a free float- adjusted market capitalization weighted index that is comprised of equity REITs that are included in the MSCI US Investable Market 2500 Index, with the exception of specialty equity REITs that do not generate a majority of their revenue and income from real estate rental and leasing operations. The index represents approximately 85% of the US REIT universe. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. The Since Inception performance reported for the MSCI US REIT Index is reflective of the inception date of Class A Shares of the Real Estate Fund. A direct investment in an index is not possible.
[6]	Class A Shares of the Value Fund commenced operations on August 1, 2002. Class C Shares of the Value Fund commenced operations on March 15, 2016. Institutional Shares of the Value Fund commenced operations on May 1, 2020.
[7]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns shown are for Class A Shares and will vary from after-tax returns for Class C Shares and Institutional Shares to the extent that the classes do not have the same expenses and inception dates.
[8]	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.
[9]	The S&P 500® Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. The Since Inception performance reported for the S&P 500® Index is reflective of the inception date of Class A Shares of the Value Fund. A direct investment in an index is not possible.
[10]	Class A Shares of the Municipal Tax Free Bond Fund commenced operations on February 29, 2008. Class C Shares of the Municipal Tax Free Bond Fund commenced operations on March 15, 2016. Institutional Shares of the Municipal Tax Free Bond Fund commenced operations on May 1, 2020.
[11]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns shown are for Class A Shares and will vary from after-tax returns for Class C Shares and Institutional Shares to the extent that the classes do not have the same expenses and inception dates.
[12]	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.
[13]	The Bloomberg Municipal Bond Index is an unmanaged index that covers the U.S. dollar-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. The Since Inception performance reported for the Bloomberg Municipal Bond Index is reflective of the inception date of Class A Shares of the Municipal Tax Free Bond Fund. A direct investment in an index is not possible.
[14]	Class A Shares of the Income Fund commenced operations on December 31, 2008. Class C Shares of the Income Fund commenced operations on March 15, 2016. Institutional Shares of the Income Fund commenced operations on May 1, 2020.
[15]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns shown are for Class A Shares and will vary from after-tax returns for Class C Shares and Institutional Shares to the extent that the classes do not have the same expenses and inception dates.
[16]	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.
[17]	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The Bloomberg U.S. Aggregate Bond Index includes U.S. Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency). The performance of an index assumes no transaction costs, taxes, management fees or other expenses. The Since Inception performance reported for the Bloomberg U.S. Aggregate Bond Index is reflective of the inception date of Class A Shares of the Income Fund. A direct investment in an index is not possible.
[18]	Class A Shares, Class C Shares and Institutional Shares of the Utilities Fund commenced operations on January 31, 2023.
[19]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns shown are for Class A Shares and will vary from after-tax returns for Class C Shares and Institutional Shares to the extent that the classes do not have the same expenses and inception dates.
[20]	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.
[21]	The S&P 500® Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. The Since Inception performance reported for the S&P 500® Index is reflective of the inception date of Class A Shares of the Utilities Fund. A direct investment in an index is not possible.
[22]	The S&P 500® Utilities Sector Index is an unmanaged capitalization-weighted index comprised of those companies in the S&P 500® Index that are classified as members of the GICS® utilities sector. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. The Since Inception performance reported for the S&P 500® Utilities Sector Index is reflective of the inception date of Class A Shares of the Utilities Fund. A direct investment in an index is not possible.